FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
Schedule of foreign investment

	BRL/CLP	ARS/CLP	PGY/CLP
Parity variation at December 31, 2022	+8.4%	-41.3%	-5.0%

	Brazil	Argentina	Paraguay
	ThCh$	ThCh$	ThCh$
Total assets	949,137,527	392,963,540	341,611,741
Total liabilities	676,923,781	163,156,211	56,906,467
Net investment	272,213,746	229,807,329	284,705,274
Share on income	24.0%	25.7%	8.0%

-5% variation impact on currency translation
Impact on results for the period	(2,548,633)	(1,800,552)	(2,169,267)
Impact on equity at closing	(12,962,559)	(10,943,206)	(13,557,394)

Schedule of committed maturities for liability payments

As of December 31, 2022	Payments on the year of maturity
		More than 1	More than 2	More than 3
Item	1 year	up to 2	up to 3	up to 4	More than 5
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank debt	741,228	—	4,081,333	—	—
Bonds payable	340,767,980	15,765,142	16,478,664	10,915,215	720,209,139
Lease obligations	7,100,579	2,854,106	5,615,704	6,887,353	535,465
Contractual obligations (1)	127,611,501	39,242,308	5,973,129	5,339,005	4,950,895
Total	476,221,288	57,861,556	32,148,830	23,141,573	725,695,499

As of December 31, 2021	Payments on the year of maturity
		More than 1	More than 2	More than 3
Item	1 year	up to 2	up to 3	up to 4	More than 5
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank debt	26,617	—	—	4,000,000	—
Bonds payable	25,383,339	321,636,043	13,915,567	14,545,378	670,564,954
Lease obligations	8,191,535	4,949,066	2,975,353	2,641,096	5,821,515
Contractual obligations (1)	85,354,594	31,678,743	9,036,380	8,992,060	4,950,895
Total	118,956,085	358,263,852	25,927,300	30,178,534	681,337,364

(1)    Agreements that the Andina Group has with collaborating entities for its operation, which are mainly related to contracts entered into to supply products and/or support services in information technology services, commitments of the company with its franchisor to make investments or expenses related to the development of the franchise, support services to personnel, security services, maintenance services of fixed assets, purchase of inputs for production, among others.